Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of detailed information about available for sale noncurrent assets [Text Block]
The following table shows the movements in assets held for sale:

Assets held for sale	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Land	1,493	2,454
Mining rights	136	-
Total assets held for sale	1,629	2,454